NON-CONTROLLING INTERESTS - Summary of Changes in Non-Controlling Interests (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Minority Interest [Line Items]
Beginning Balance	¥ 361,832		¥ 170,024	¥ 3,325
Capital injection from non-controlling interest shareholders	2,650		500
Income attributable to non-controlling interests	3,169	$ 463	11,659	1,934
Disposal of a subsidiary	(5,650)			(1,953)
Effect of ASC606 new revenue standard			158
Foreign currency translation	(29)		62
Acquisition of subsidiaries	27,583		179,429	166,718
Distribution of dividends to shareholders	(3,104)
Ending Balance	386,451	$ 56,438	361,832	170,024
Can-achieve
Minority Interest [Line Items]
Beginning Balance	125,941		115,626
Income attributable to non-controlling interests	(4,017)		10,176	2,338
Effect of ASC606 new revenue standard			164
Foreign currency translation	(54)		(25)
Acquisition of subsidiaries				113,288
Ending Balance	121,870		125,941	115,626
Xinqiao Group
Minority Interest [Line Items]
Beginning Balance	37,914		39,432
Income attributable to non-controlling interests	(3,875)		(1,518)	1,276
Acquisition of subsidiaries				38,156
Ending Balance	34,039		37,914	39,432
Chengdu Yinzhe
Minority Interest [Line Items]
Beginning Balance	68,685
Income attributable to non-controlling interests	5,750		5,919
Acquisition of subsidiaries			62,766
Ending Balance	74,435		68,685
Wuhan Sannew
Minority Interest [Line Items]
Beginning Balance	73,078
Income attributable to non-controlling interests	(84)		(1,135)
Acquisition of subsidiaries			74,213
Ending Balance	72,994		73,078
Hangzhou Impression
Minority Interest [Line Items]
Beginning Balance	30,119
Income attributable to non-controlling interests	123		119
Acquisition of subsidiaries			30,000
Distribution of dividends to shareholders	(3,104)
Ending Balance	27,138		30,119
Linstitute
Minority Interest [Line Items]
Income attributable to non-controlling interests	990
Acquisition of subsidiaries	27,583
Ending Balance	28,573
Others
Minority Interest [Line Items]
Beginning Balance	26,095		14,966	3,325
Capital injection from non-controlling interest shareholders	2,650		500
Income attributable to non-controlling interests	4,282		(1,902)	(1,680)
Disposal of a subsidiary	(5,650)			(1,953)
Effect of ASC606 new revenue standard			(6)
Foreign currency translation	25		87
Acquisition of subsidiaries			12,450	15,274
Ending Balance	¥ 27,402		¥ 26,095	¥ 14,966